Land, furniture and equipment - Net: Additional information (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land, furniture and equipment:
Depreciation expense		$ 67,548	$ 78,053	$ 84,895
Proceeds from resale of land	$ 286,283
Mexico
Land, furniture and equipment:
Depreciation expense right-of-use assets		5,457	6,467
Colombia (Airplan)
Land, furniture and equipment:
Depreciation expense right-of-use assets		0	0
Puerto Rico (Aerostar)
Land, furniture and equipment:
Depreciation expense right-of-use assets		0	0
Aerostar
Land, furniture and equipment:
Depreciation expense		57,693	66,930	72,474
Airplan
Land, furniture and equipment:
Depreciation expense		$ 424	$ 909	$ 1,834